UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF WADDELL & REED ADVISORS GLOBAL BOND FUND

June 30, 2005
COMMON STOCKS	Shares	Value

Business Equipment and Services - 0.54%
Pacific Basin Shipping Limited (A)	2,890,000	$1,376,014

Construction Materials - 1.86%
Cemex, S.A. de C.V., ADR	111,872	4,745,610

Finance Companies - 0.51%
Rio Tinto plc (A)	42,100	1,288,354

Forest and Paper Products - 0.65%
Aracruz Celulose S.A., ADR	48,000	1,668,000

Mining - 0.99%
BHP Billiton Plc (A)	90,000	1,243,420
Southern Peru Copper Corporation	30,000	1,285,200
		2,528,620
Multiple Industry - 1.45%
Companhia Vale do Rio Doce, ADR	126,000	3,689,280

Petroleum - International - 1.23%
BP p.l.c., ADR	10,600	661,228
Exxon Mobil Corporation	31,000	1,781,570
Royal Dutch Petroleum Company, New York Shares	10,600	687,940
		3,130,738

TOTAL COMMON STOCKS - 7.23%		$18,426,616

(Cost: $12,087,626)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 1.15%
FedEx Corporation,
2.65%, 4-1-07	$3,000	2,921,832
Aircraft - 0.41%
Raytheon Company,
5.375%, 4-1-13	1,000	1,041,429
Banks - 5.11%
Banco Centroamericano de Integracion Economica,
4.875%, 1-15-12 (B)	1,000	987,847
Banco Santiago SA,
7.0%, 7-18-07	4,555	4,772,460
Corporacion Andina de Fomento,
5.2%, 5-21-13	500	511,511
ICICI Bank Limited,
4.75%, 10-22-08	2,660	2,636,161
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	1,000	997,100
Norwest Corporation,
6.55%, 12-1-06	2,000	2,072,002
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13	1,000	1,050,000
		13,027,081
Beverages - 2.80%
Bavaria S.A.,
8.875%, 11-1-10 (B)	500	550,750
Coca-Cola Bottling Co.,
6.85%, 11-1-07	2,000	2,112,492
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	2,000	2,470,000
Miller Brewing Company,
4.25%, 8-15-08 (B)	2,000	1,991,280
		7,124,522
Broadcasting - 2.15%
British Sky Broadcasting Group plc,
7.3%, 10-15-06	4,000	4,154,796
Univision Communications Inc.,
2.875%, 10-15-06	1,350	1,323,877
		5,478,673
Business Equipment and Services - 0.75%
Quebecor World Capital Corporation,
4.875%, 11-15-08	2,000	1,925,168

Capital Equipment - 0.59%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,500	1,517,147

Chemicals - Petroleum and Inorganic - 0.57%
Braskem S.A.,
12.5%, 11-5-08 (B)	750	880,312
Monsanto Company,
7.375%, 8-15-12	500	585,010
		1,465,322
Coal - 0.42%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,060,000

Construction Materials - 2.84%
Celulosa Arauco y Constitucion S.A.,
6.95%, 9-15-05	3,500	3,509,545
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	1,000	1,165,382
Interface, Inc.,
7.3%, 4-1-08	1,500	1,530,000
Vodohospodarska vystavba, statny podnik,
7.25%, 12-19-06	1,000	1,041,250
		7,246,177
Containers - 0.93%
Packaging Corporation of America,
4.375%, 8-1-08	2,400	2,372,201

Finance Companies - 6.17%
ALROSA Finance S.A.,
8.125%, 5-6-08	1,000	1,068,500
American Honda Finance Corporation,
3.56%, 9-11-06 (B)	2,000	2,004,596
Arcel Finance Limited,
6.361%, 5-1-12 (B)	1,000	1,003,270
BP Capital Markets p.l.c.,
2.625%, 3-15-07	2,000	1,962,148
CSN Islands VII Corp.,
10.75%, 9-12-08 (B)	2,500	2,800,000
Caterpillar Financial Services Corporation,
3.67%, 10-4-07	1,000	986,006
Coca-Cola HBC Finance B.V.,
5.125%, 9-17-13	500	521,192
General Motors Acceptance Corporation,
6.75%, 1-15-06	2,000	2,015,780
General Motors Acceptance Corporation,
4.145%, 5-18-06	500	497,634
Rio Tinto Finance (USA) Limited,
2.625%, 9-30-08	2,000	1,904,570
Toyota Motor Credit Corporation,
5.01%, 1-18-15	1,000	968,560
		15,732,256
Food and Related - 3.51%
Bunge Limited Finance Corp.,
4.375%, 12-15-08	850	850,120
Bunge Limited Finance Corp.,
7.8%, 10-15-12	2,000	2,381,048
Cadbury Schweppes Finance p.l.c.,
5.0%, 6-26-07	500	507,432
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)	875	862,771
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09 (B)	1,500	1,552,500
General Mills, Inc.,
5.125%, 2-15-07	2,750	2,792,878
		8,946,749
Forest and Paper Products - 2.27%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	500	529,375
International Paper Company,
4.25%, 1-15-09	500	493,531
International Paper Company,
5.85%, 10-30-12	1,000	1,045,435
Inversiones CMPC S.A.,
4.875%, 6-18-13 (B)	1,000	995,483
S.A. Industrias Votorantim,
7.875%, 1-23-14 (B)	500	513,750
Weyerhaeuser Company,
6.75%, 3-15-12	2,000	2,200,480
		5,778,054
Leisure Time Industry - 0.80%
Carnival Corporation,
3.75%, 11-15-07	1,000	990,123
Royal Caribbean Cruises Ltd.,
6.75%, 3-15-08	1,000	1,045,000
		2,035,123
Mining - 4.22%
Corporacion Nacional del Cobre de Chile,
5.5%, 10-15-13 (B)	1,000	1,044,208
Falconbridge Limited,
7.35%, 11-1-06	3,750	3,898,733
Freeport-McMoRan Copper & Gold Inc.,
10.125%, 2-1-10	3,000	3,337,500
Vedanta Resources plc,
6.625%, 2-22-10 (B)	2,500	2,466,880
		10,747,321
Multiple Industry - 5.39%
Bayer Corporation,
6.2%, 2-15-08 (B)	2,100	2,196,285
CRH America, Inc.,
5.3%, 10-15-13	500	517,560
Cargill, Inc.,
5.0%, 11-15-13 (B)	2,000	2,047,908
Florida Power & Light Company,
6.0%, 6-1-08	325	341,559
Hutchison Whampoa Finance Limited,
6.95%, 8-1-07	1,000	1,053,410
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	1,250	1,244,272
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	1,000	1,092,500
Tyco International Group S.A.,
6.375%, 2-15-06	3,000	3,040,128
Tyco International Group S.A.,
6.375%, 10-15-11	2,000	2,196,610
		13,730,232
Petroleum - Domestic - 1.09%
Open Joint Stock Company Tyumen Oil Company,
11.0%, 11-6-07	2,000	2,213,800
Valero Energy Corporation,
6.875%, 4-15-12	500	558,101
		2,771,901
Petroleum - International - 4.20%
Devon Energy Corporation,
2.75%, 8-1-06	2,000	1,965,278
OAO Siberian Oil Company, Loan Participation Notesdue 2007, issued by, but without recourse to, Salomon Brothers AG for the purpose of financing a loan to OAO Siberian Oil Company,
11.5%, 2-13-07	1,000	1,075,000
Open Joint Stock Company Gazprom,
9.125%, 4-25-07	2,500	2,684,750
Panva Gas Holdings Limited,
8.25%, 9-23-11	1,000	1,058,982
Pecom Energia S.A.,
9.0%, 5-1-09	500	531,250
Petrobras International Finance Company,
9.125%, 2-1-07	1,000	1,072,500
Petrobras International Finance Company,
9.875%, 5-9-08	1,000	1,130,000
YPF Sociedad Anonima,
7.75%, 8-27-07	1,115	1,174,095
		10,691,855
Railroad - 0.41%
CSX Corporation,
5.5%, 8-1-13	1,000	1,048,384

Security and Commodity Brokers - 3.29%
Hongkong and Shanghai Banking Corporation (The),
5.0%, 8-29-49	2,500	2,500,920
Morgan Stanley,
5.51%, 5-1-14	1,000	992,090
SLM Corporation,
4.7%, 4-1-14	2,500	2,415,625
SLM Corporation,
4.0%, 7-25-14	2,500	2,476,575
		8,385,210
Steel - 0.27%
Pohang Iron & Steel Co., Ltd.,
7.125%, 11-1-06	670	695,623

Trucking and Shipping - 2.43%
Caliber System, Inc.,
7.8%, 8-1-06	1,000	1,034,685
WMX Technologies, Inc.,
7.0%, 10-15-06	5,000	5,168,470
		6,203,155
Utilities - Electric - 4.89%
Companhia de Saneamento Basico do Estado de Sao Paulo,
10.0%, 7-28-05	1,000	1,001,500
Dominion Resources, Inc.,
4.125%, 2-15-08	2,000	1,991,474
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	1,000	1,075,776
HQI Transelec Chile S.A.,
7.875%, 4-15-11	2,000	2,307,424
PSI Energy, Inc.
6.65%, 6-15-06,	1,955	2,002,987
Southern Company Capital Funding, Inc.,
5.3%, 2-1-07	1,000	1,021,153
TXU Corp.,
6.375%, 6-15-06	3,000	3,050,775
		12,451,089
Utilities - Gas and Pipeline - 0.80%
FirstEnergy Corp.,
5.5%, 11-15-06	2,000	2,034,264

Utilities - Telephone - 6.09%
America Movil, S.A. de C.V.,
4.125%, 3-1-09	800	783,371
Compania de Telecomunicaciones de Chile S.A.,
8.375%, 1-1-06	3,350	3,420,678
Innova, S. De R.L. de C.V.,
9.375%, 9-19-13	1,000	1,127,500
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	1,000	1,072,800
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	2,000	2,150,000
Singapore Telecommunications Limited,
5.875%, 9-6-06	750	763,738
Sprint Capital Corporation,
6.125%, 11-15-08	1,000	1,053,500
TELUS Corporation,
7.5%, 6-1-07	1,000	1,057,901
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	4,000	4,096,984
		15,526,472

TOTAL CORPORATE DEBT SECURITIES - 63.55%		$161,957,240

(Cost: $159,238,781)

OTHER GOVERNMENT SECURITIES

Brazil - 2.17%
Federative Republic of Brazil (The),
9.625%, 7-15-05	1,250	1,251,250
Federative Republic of Brazil (The),
10.0%, 1-16-07	4,000	4,280,000
		5,531,250
Chile - 1.52%
Republic of Chile,
5.625%, 7-23-07	2,800	2,879,520
Republic of Chile,
3.58688%, 1-28-08	1,000	1,005,000
		3,884,520
Japan - 4.93%
Japanese Government 15 Year Floating Rate Bond,
0.64%, 1-20-18 (C)	JPY 1,350,000	12,549,364

Russia - 0.86%
Russian Federation,
8.25%, 3-31-10	$1,000	1,089,500
Russian Federation,
8.25%, 3-31-10 (B)	1,000	1,090,600
		2,180,100
South Korea - 1.31%
Export-Import Bank of Korea (The),
6.5%, 11-15-06	500	515,538
Export-Import Bank of Korea (The),
7.1%, 3-15-07	1,000	1,047,714
Korea Development Bank (The),
3.49%, 10-29-06	1,000	987,140
Korea Development Bank (The),
5.25%, 11-16-06	775	786,282
		3,336,674
United Kingdom - 5.40%
United Kingdom Treasury,
5.0%, 3-7-08	7,500	13,772,350

TOTAL OTHER GOVERNMENT SECURITIES - 16.19%		$41,254,258

(Cost: $41,786,458)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 0.97%
Federal National Mortgage Association,
2.55%, 8-17-06	2,500	2,465,870

Mortgage-Backed Obligations - 5.69%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 3-15-11	10,046	292,244
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 4-15-19	323	44,567
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 4-15-19	155	21,700
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 2-15-20	2,600	196,156
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 7-15-21	819	99,214
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 6-15-22	2,848	182,064
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 7-15-22	10,073	693,515
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 1-15-23	1,990	144,086
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 4-15-23	4,002	459,655
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 5-15-23	259	41,367
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 8-15-23	194	34,297
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 11-15-23	6,225	776,408
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 11-15-23	508	55,229
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 6-15-24	10,045	1,306,241
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-15-24	1,716	175,863
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 9-15-24	1,000	94,226
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-25	1,569	231,102
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 4-15-25	133	13,776
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-15-25	2,191	259,953
Federal Home Loan Mortgage Corporation Agency REMI C/CMO (Interest Only),
5.0%, 8-15-30	12,515	1,685,765
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.5%, 3-15-31	248	35,440
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 3-25-16	9,093	702,843
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 11-25-17	336	36,101
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 5-25-22	225	33,678
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 9-25-25	192	22,380
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 11-25-25	3,098	290,824
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-1-34	4,847	4,852,340
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 5-20-27	5,311	511,639
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 6-16-29	2,000	411,352
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 7-20-33	3,773	703,557
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 11-20-33	518	92,208
		14,499,790

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 6.66%		$16,965,660

(Cost: $17,036,150)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.36%	Face Amount in Thousands

British Pound, 5-3-06 (C)	GBP 8,725	724,360
Chinese Yuan Reminbi, 7-08-05 (C)	CNY 20,439	49,075
Chinese Yuan Reminbi, 7-08-05 (C)	20,439	(28,728)
Chinese Yuan Reminbi, 4-20-06 (C)	102,500	(102,471)
Eurodollar, 3-15-06 (C)	EUR 2,000	244,896
Japanese Yen, 9-06-05 (C)	JPY 280,000	(74,482)
Japanese Yen, 3-15-06 (C)	273,780	(158,478)
Singapore Dollar, 9-06-05 (C)	SGD 10,750	(77,486)
Singapore Dollar, 3-7-06 (C)	6,800	(155,808)
South Korea Won, 9-26-05 (C)	KRW 4,300,000	94,894
South Korea Won, 9-26-05 (C)	4,300,000	394,854
		$910,626

SHORT-TERM SECURITIES	Principal Amount in Thousands

Food and Related - 1.07%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.33%, 7-13-05	$2,723	2,719,978

Health Care - General - 1.57%
Baxter International Inc.,
3.32%, 7-5-05	4,000	3,998,524

Household - General Products - 1.80%
Fortune Brands Inc.,
3.41%, 7-1-05	4,595	4,595,000

Railroad - 1.57%
Union Pacific Corporation,
3.17%, 7-8-05	4,000	3,997,534

TOTAL SHORT-TERM SECURITIES - 6.01%		$15,311,036

(Cost: $15,311,036)

TOTAL INVESTMENT SECURITIES - 100.00%		$254,825,436

(Cost: $245,460,051)

Notes to Schedule of Investments

Cash serves as collateral for the following open futures contract at June 30, 2005:

Type	Number of Contracts	Expiration Date	Market Value	Cost

Gilt Futures	27	28-Sep-05	$5,449,545	$5,523,077

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $27,748,088 or 10.89% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Reminbi, EUR - Euro, GBP - British Pound, JPY - Japanese Yen, SGD - Singapore Dollar, KRW - South Korean Won)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005